Principal Activities and Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended									0 Months Ended
	May 16, 2011	Dec. 31, 2013 Shanghai HQS	Dec. 31, 2013 Beijing HQS	Dec. 31, 2013 Xique	Dec. 31, 2013 Beijing Aizhenxin	Dec. 31, 2013 Jiayuan Shanghai Center	Dec. 31, 2013 BVI Company	Dec. 31, 2013 Shanghai Miyuan	Dec. 31, 2013 Jiayuan Hong Kong	Dec. 31, 2013 Beijing Miyuan	May 16, 2011 Ordinary shares	May 16, 2011 ADSs
Principal activities and organization
Issuance of shares (in shares)											10,050,000	6,700,000
Net proceeds received by the Company from IPO, after deducting commissions and offering expenses	$ 65,243
Percentage of ownership interest in subsidiary							100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in VIE		100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in VIE subsidiary						100.00%